RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2023	Jan. 31, 2020
Related Party Transaction [Line Items]
Shareholder loan		$ 47,812,000	$ 54,430,000
Guarantee issued in respect of subsidiary performance under bunker supply agreement		38,666,000	45,748,000	$ 77,088,000
Other current liabilities		27,259,000	33,494,000
Performance Guarantee
Related Party Transaction [Line Items]
Maximum liability under this guarantee		4,000,000	4,000,000
Amount payable under guarantee		0	0
TFG Marine
Related Party Transaction [Line Items]
Shareholder loan					$ 900,000	$ 900,000	$ 1,000,000
Shareholder loan converted to equity					$ 75,000
Subordinated shareholder loan, term					5 years
TFG Marine | Bunker Procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		159,800,000	202,000,000
Other current liabilities		$ 8,500,000
Due from related parties			$ 9,200,000
TFG Marine | Bunker Supply Agreement Guarantee
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 30,000,000				$ 20,000,000
TFG Marine | LIBOR London Interbank Offered Rate
Related Party Transaction [Line Items]
Variable interest rate					7.00%